Convertible Notes (Details) - Schedule of Fair Value Determined the Binomial Option Pricing Model	Apr. 30, 2024	Feb. 06, 2024	Jan. 10, 2024	Nov. 24, 2023
Risk-free interest rate [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	5.08	5.05	4.49	5.22
Expected life [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	1.19	0.55	1.5	0.75
Discount rate [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	19.84	18.23	16.4	19.72
Expected volatility [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	85.23	76.21	87.79	83.14
Fair value [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	1,573,735	54,754	1,275,000	57,000